TRANSACTIONS WITH RELATED PARTIES	3 Months Ended
Mar. 31, 2025
Disclosure of transactions between related parties [abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 35. TRANSACTIONS WITH RELATED PARTIES
Human and legal persons who directly or indirectly exert control over the Entity, or are controlled by it, are considered related parties; they include the Subsidiaries, Associates and Affiliates; the members of the Board of Directors, Syndics and personnel in Senior Management positions; human persons who hold similar positions in financial institutions or complementary services companies; companies or sole proprietor ships over which key personnel may exert significant influence or control, and spouses, partners and relatives up to the second degree of consanguinity or first degree of affinity of all human persons directly or indirectly linked to the Group.
The Group controls another entity when it has power over the financial and operational decisions of other entities, and in turn, obtains benefits from it.
On the other hand, the Group considers that it has joint control when there is an agreement between the parties on the control of a common economic activity.
Finally, those cases where the Group exerts significant influence means the capacity to participate in the decisions of the financial policy and the company's operations. Shareholders with an interest equal to or greater than 20% of the Group's total votes or its subsidiaries are considered to exert a significant influence. In determining said situations, not only the legal aspects are observed but also the nature and substance of the relationship.
Additionally, the key personnel of the Group's Management (members of the Board of Directors and Managers) and the entities over which the key personnel can exert significant influence or control are considered related parties.
35.1.    Controlling Entity
The Group is controlled by:

Name	Nature	Main Activity	Location	Interest %
EBA Holding S.A.	51.48% of voting rights	Financial and Investment Matters	City of Buenos Aires - Argentina	17.51%
35.2.    Remunerations of Key Personnel
The remuneration received by the Group’s key personnel as of March 31, 2025 and March 31, 2024 amounts to Ps. 42,659,835 and Ps. 30,238,710, respectively.
35.3.    Composition of Key Personnel
The composition of key personnel as of the indicated dates is as follows:

Composition of Key Personnel	03.31.25	03.31.24
Regular Directors (*)	141	95
General Manager	2	1
Area Managers and Other Leaders	171	98
Total	314	194
(*) It is composed of Regular Directors, members of the different Boards of Directors of the Company and its subsidiaries.
35.4.    Transactions with Related Parties
The following chart, as of the indicated dates, shows the total credit assistance granted by the Group to key personnel, syndics, main shareholders, their relatives up to second degree of consanguinity or first of affinity (according to the Argentine Central Bank's definition of related natural person) and any company related to any of the above which consolidation is not required.

Items	03.31.25	12.31.24
Total Amount of Credit Assistance	48,451,832	49,593,609
Number of Recipients (quantities)	321	326
- Physical Persons	267	269
- Legal Persons	54	57
Average Amount of Credit Assistance	150,940	152,128
Maximum Assistance	11,320,122	15,149,406
The financing, including those that were restructured, were granted in the normal course of business and substantially on the same terms, including interest rates and guarantees, as those in force at the time to grant credit to unrelated parties. Likewise, they did not imply any risk for uncollectible accounts greater than normal, nor did they present any other unfavorable conditions.
35.5.    Balances between Related Parties
The table below includes balances of transactions with related parties as of the indicated dates, which have been eliminated from the Consolidated Condensed Interim Financial Statements:

Items	03.31.25	12.31.24
ASSETS
Cash and Due from Banks	187,267,679	167,971,875
Debt Securities at Fair Value through Profit or Loss	6,791,575	11,390,192
Derivative Financial Instruments	11,500,000	1,591,184
Repurchase Transactions	40,682,718	44,280,445
Other Financial Assets	69,486,336	8,319,528
Loans and Other Financing	93,872,125	107,793,940
Other Debt Securities	115,843,131	103,486,774
Other Non-financial Assets	—	(161)
Total Assets	525,443,564	444,833,777

Items	03.31.25	12.31.24
LIABILITIES
Deposits	207,528,044	175,833,285
Liabilities at Fair Value through Profit or Loss	2,848,760	3,377,836
Derivative Financial Instruments	11,500,000	1,591,186
Repurchase Transactions	40,682,718	44,280,285
Other Financial Liabilities	1,972,024	1,377,845
Financing from the Argentine Central Bank and Other Financial Institutions	88,883,655	102,920,095
Issued Debt Securities	21,365,820	11,390,192
Subordinated Debt Securities	101,268,886	103,486,774
Insurance Contracts Liabilities	32,483	49,430
Other Non-Financial Liabilities	49,361,174	526,849
Total Liabilities	525,443,564	444,833,777

Items	03.31.25	03.31.24
INCOME
Net Income from Interest	14,269,583	(11,002,677)
Net Fee Income	5,539,065	748,400
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	(15,732,979)	(85,184)
Other Operating Income	8,342,898	3,461,666
Insurance Business Result	(9,443,631)	(2,966,379)
Administrative Expenses	(1,881,176)	(175,685)
Other Operating Expenses	(62,821)	—
Total Income	1,030,939	(10,019,859)
During the period, Banco Galicia has carried out securities purchase and sale transactions with related entities.